Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales	$ 605,449	$ 931,874	$ 2,547,222	$ 2,308,298	$ 3,260,468	$ 1,447,071
License fees	20,500	20,500	61,500	61,530	82,000	84,144
Total	625,949	952,374	2,608,722	2,369,828	3,342,468	1,531,215
Cost of goods sold	466,271	755,034	1,973,835	1,626,556	2,290,041	1,071,098
Gross profit	159,678	197,340	634,887	743,272	1,052,427	460,117
Research and development expenses, net of government grant proceeds of $305,425, $0, $592,897 and $0, respectively	(3,838)		9,317		238,182	6,600
Selling, general and administrative	487,961	697,099	2,202,771	2,286,013	2,693,092	3,217,992
Total	484,123	697,099	2,212,088	2,286,013	2,931,274	3,224,592
Loss from operations	(324,445)	(499,759)	(1,577,201)	(1,542,741)	(1,878,847)	(2,764,475)
Change in fair value of warrant liability	126,008	611,231	783,944	284,165	(618,801)	3,731,694
Interest expense	446,505	55,933	1,026,945	157,669	209,550	621,574
Interest income	(374)		(1,038)			(667)
Other income	(1,200)		(1,200)		(36,003)
Total	570,939	667,164	1,808,651	441,834	(445,254)	4,352,601
Net Loss	$ (895,384)	$ (1,166,923)	$ (3,385,852)	$ (1,948,575)	$ (1,433,593)	$ (7,117,076)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.04)	$ (0.10)	$ (0.03)	$ (0.05)	$ (0.36)
Weighted average number of common shares, basic and diluted	36,682,582	19,872,184	35,126,357	29,696,897	29,985,632	19,960,150